UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2011

Check here if Amendment [  ];              Amendment Number:
   This Amendment (Check only one):
       [   ] is a restatement.
       [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:   Basswood Enhanced Long Short Fund LP
Address:645 Madison Avenue
        10th Floor
        New York, New York 10022

Form 13F File Number: 021-162995

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:   Matthew Lindenbaum
Title: Managing Member of Basswood Enhanced Long Short GP, LLC, the General Partner
Phone:  (212) 521-9500

Signature, Place, and Date of Signing:


/s/Matthew Lindenbaum    New York, New York        February 14, 2012
[Signature]               [City, State]            [Date]


Report Type (Check only one.):

[    ]    13F HOLDINGS REPORT.

[  X ]    13F NOTICE.

[    ]    13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:
Form 13F File No.  028-10569
Name:  Basswood Capital Management, L.L.C.